PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedules of property, plant and equipment

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2023
Net of accumulated depreciation	$6,749	$14,000	$5,072	$25,821
Additions[5]	81	550	2,606	3,237
Capitalized interest	—	—	42	42
Disposals[6]	(180)	(108)	(39)	(327)
Depreciation	(902)	(1,143)	—	(2,045)
Impairment charges	(44)	(268)	—	(312)
Transfers[8]	1,211	1,312	(2,523)	—
At December 31, 2023	$6,915	$14,343	$5,158	$26,416

At December 31, 2023
Cost	$19,121	$34,622	$17,113	$70,856
Accumulated depreciation and impairments	(12,206)	(20,279)	(11,955)	(44,440)
Net carrying amount – December 31, 2023	$6,915	$14,343	$5,158	$26,416

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2022
Cost	$17,237	$31,824	$15,876	$64,937
Accumulated depreciation and impairments	(10,701)	(17,339)	(11,943)	(39,983)
Net carrying amount – January 1, 2022	$6,536	$14,485	$3,933	$24,954
Additions[5]	30	(139)	2,977	2,868
Capitalized interest	—	—	29	29
Acquisitions[7]	—	—	744	744
Disposals	(4)	(1)	—	(5)
Depreciation	(966)	(1,229)	—	(2,195)
Impairment charges	(120)	(442)	(12)	(574)
Transfers[8]	1,273	1,326	(2,599)	—
At December 31, 2022	$6,749	$14,000	$5,072	$25,821

At December 31, 2022
Cost	$18,469	$33,046	$17,027	$68,542
Accumulated depreciation and impairments	(11,720)	(19,046)	(11,955)	(42,721)
Net carrying amount – December 31, 2022	$6,749	$14,000	$5,072	$25,821
[1]Additions include $9 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2023 (2022: $30 million). Depreciation includes depreciation for leased right-of-use assets of $17 million for the year ended December 31, 2023 (2022: $20 million). The net carrying amount of leased right-of-use assets was $53 million as at December 31, 2023 (2022: $61 million).
[2]Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.
[3]Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.
[4]Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.
[5]Additions include revisions to the capitalized cost of closure and rehabilitation activities.
[6]Includes the transfer of Porgera to equity accounting method investment. Refer to note 4 for further information.
[7]Relates to the Reko Diq reconstitution. Refer to note 4 for further information.
[8]Primarily relates to non-current assets that are transferred between categories within PP&E once they are placed into service.
Mining Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2023	Carrying amount at Dec. 31, 2022
Construction-in-progress[1]	$2,694	$2,553
Acquired mineral resources and exploration potential	62	139
Projects
Pascua-Lama	726	727
Norte Abierto	678	670
Reko Diq	746	744
Donlin Gold	252	239
	$5,158	$5,072
[1]Represents assets under construction at our operating minesites.